Commitments and Contingencies - Unfunded Commitments (Details) $ in Millions	Dec. 31, 2022 USD ($)
Other Commitments [Line Items]
Other commitment	$ 974
Commitments to fund partnerships and alternative investments	410
Commitment to fund Private placement securities	323
Commitments to fund mortgage loans	241
Cancelable mortgage loan
Other Commitments [Line Items]
Other commitment	$ 29